Commitments and Contingencies - Additional Information - Shuttle Tankers (Detail) - Shuttle Tanker [Member] $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2015 Vessel	Sep. 30, 2015 Vessel	Sep. 30, 2016 USD ($) Vessel
Loss Contingencies [Line Items]
Operating lease arrangement period, lessor	15 years
Number of vessels | Vessel	3	1
Estimated cost of project			$ 372.0
Payments made towards commitments			59.9
Purchase obligation due (remainder of 2015)			20.7
Purchase obligation due in 2016			221.2
Purchase obligation due in 2017			70.6
Purchase obligation due in 2018			250.0
Debt Instrument, Unused Borrowing Capacity, Amount			$ 209.3
Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel			3